Benefit Plans (Schedule Of Fair Value Of Pension Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 647,573	$ 657,239	$ 561,586
Percentage by asset category	100.00%	100.00%
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 647,573	$ 656,929
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		310
Short-Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 176	$ 2,575
Percentage by asset category	0.00%	0.00%
Short-Term Investments [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 176	$ 2,575
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 318,368	$ 325,370
Percentage by asset category	49.00%	50.00%
U.S. Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 318,368	$ 325,370
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 60,751	$ 56,662
Percentage by asset category	10.00%	9.00%
International Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 60,751	$ 56,662
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 215,325	$ 205,409
Percentage by asset category	33.00%	31.00%
Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 215,325	$ 205,409
US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 52,953	$ 66,913
Percentage by asset category	8.00%	10.00%
US Treasury Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 52,953	$ 66,913
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 310
Percentage by asset category		0.00%
Hedge Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 310
Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 647,573	$ 657,239	$ 561,586
Percentage by asset category	100.00%	100.00%
Indianapolis Power And Light Company [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 647,573	$ 656,929
Indianapolis Power And Light Company [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	0	310
Indianapolis Power And Light Company [Member] | Short-Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 176	$ 2,575
Percentage by asset category	0.00%	0.00%
Indianapolis Power And Light Company [Member] | Short-Term Investments [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 176	$ 2,575
Indianapolis Power And Light Company [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 318,368	$ 325,370
Percentage by asset category	49.00%	50.00%
Indianapolis Power And Light Company [Member] | U.S. Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 318,368	$ 325,370
Indianapolis Power And Light Company [Member] | International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 60,751	$ 56,662
Percentage by asset category	10.00%	9.00%
Indianapolis Power And Light Company [Member] | International Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 60,751	$ 56,662
Indianapolis Power And Light Company [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 215,325	$ 205,409
Percentage by asset category	33.00%	31.00%
Indianapolis Power And Light Company [Member] | Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 215,325	$ 205,409
Indianapolis Power And Light Company [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 52,953	$ 66,913
Percentage by asset category	8.00%	10.00%
Indianapolis Power And Light Company [Member] | US Treasury Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 52,953	$ 66,913
Indianapolis Power And Light Company [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 310
Percentage by asset category		0.00%
Indianapolis Power And Light Company [Member] | Hedge Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 310